UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

            QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS FOR REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-576

                            Northeast Investors Trust
               (Exact name of registrant as specified in charter)

                               150 Federal Street
                                Boston, MA 02110
               (Address of principal executive offices) (Zip code)

                                  David Randall
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 612-523-3588

                   Date of fiscal year end: September 30, 2005

                     Date of reporting period: December 31, 2005


         Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 ($$ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).
The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

         A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. $ 3507.

Item 1.  Schedule of Investments.

SCHEDULE OF INVESTMENTS
DECEMBER 31, 2005

CORPORATE BONDS & NOTES


Name of Issuer                                                                     Principal          Value
--------------                                                                    -----------   --------------
ADVERTISING - 2.17%
   Interpublic Group Co. Notes, 7.25%, 8/15/11 (a)                                $29,900,000   $   28,106,000

AUTOMOBILE & TRUCK - 8.49%
   Collins and Aikman Products, 10.75%, 12/31/11 (f)                               20,000,000        9,000,000
   Delphi Corp. Notes, 6.55%, 6/15/06 (f)                                          36,950,000       18,659,750
   Dura Operating Corp. Senior Notes, Series B, 8.625%, 4/15/12                    35,310,000       29,130,750
   HLI Operating Co. Senior Notes, 10.5%, 6/15/10                                  15,684,000       12,821,670
   Lear Corp. Series B, 8.11%, 5/15/09 (a)                                         12,000,000       11,168,472
   TRW Automotive, Inc. Senior Sub. Notes, 11%, 2/15/13 (a)                        23,540,000       26,423,650
   TRW Automotive, Inc. Senior Notes, 9.375%, 2/15/13                               2,602,000        2,816,665
                                                                                                --------------
                                                                                                   110,020,957

BROADCAST CABLE TV -- 5.83%
   Charter Comm. Opt. LLC Senior Notes, Series 144A, 8%, 4/30/12                   40,000,000       39,800,000
   Charter Comm. Opt. LLC Senior Notes, Series 144A, 8.375%, 4/30/14                5,000,000        4,975,000
   Paxson Comm. Corp. Senior Sub. Notes, 0/12.25%, 1/15/09 (b)                     15,050,000       15,934,188
   Paxson Comm. Corp. Senior Secured Notes, Series 144A, FRN, 7.77688%, 1/15/12    15,000,000       14,906,250
                                                                                                --------------
                                                                                                    75,615,438

CHEMICALS -- 6.65%
   Foamex LP Capital Corp. Senior Secured Notes, 10.75%, 4/01/09                   15,640,000       12,590,200
   Lyondell Chemical Senior Secured Notes, 11.125%, 7/15/12 (a)                    20,000,000       22,375,000
   Pioneer Americas, Inc. Secured Notes,  10%, 12/31/08                            14,510,100       15,235,605
   Polyone Corp. Senior Notes, 8.875%, 5/01/12 (a)                                 20,000,000       19,600,000
   Polyone Corp. Notes, 10.625%, 5/15/10                                            7,940,000        8,515,650
   Sterling Chemical, Inc., 10%, 12/19/07                                           8,179,301        7,852,129
                                                                                                --------------
                                                                                                    86,168,584

CONGLOMERATE -- 1.13%
   JII Holdings LLC Secured Notes, 13%, 4/01/07                                    12,600,000       11,025,000
   Jordan Industries Senior Notes, Series D, 10.375%, 8/01/07                       6,000,000        3,600,000
                                                                                                --------------
                                                                                                    14,625,000

DRUG STORES - 2.74%
   Rite Aid Corp. Notes, 7.125%, 1/15/07                                           29,305,000       29,305,000
   Rite Aid Corp. Secured Notes, 7.5%, 1/15/15                                      6,500,000        6,142,500
                                                                                                --------------
                                                                                                    35,447,500

ELECTRICAL UTILITIES - 13.01%
   IPALCO Enterprises, Inc. Senior Secured Notes, 8.375%, 11/14/08 (a)             16,790,000       17,587,525
   Midwest Generation LLC Secured Notes, 8.75%, 5/01/34 (a)                        50,000,000       55,062,500
   Mirant Americas Genr, Inc. Senior Notes, 8.3%, 5/01/11 (f)                      17,000,000       21,505,000
   Nevada Power Co. Notes, Series E, 10.875%, 10/15/09                              6,500,000        7,101,250

   Northwestern Corp. First Mtg. Notes, Series 144A, 7.3%, 12/01/06 (a)            15,000,000       15,203,790
   Orion Power Holdings, Inc. Senior Notes, 12%, 5/01/10 (a)                       29,000,000       32,770,000
   Sierra Pacific Power Co. Notes, Series A, 8%, 6/01/08 (a)                       18,535,000       19,369,075
                                                                                                --------------
                                                                                                   168,599,140

ENERGY/NATURAL RESOURCES -- 11.91%
   ANR Pipeline Co. Senior Notes, 8.875%, 3/15/10 (a)                              29,630,000       31,666,025
   Forest Oil Corp. Senior Notes, 7.75%, 5/01/14                                    9,604,000        9,964,150
   Forest Oil Corp. Senior Notes, 8%, 6/15/08 (a)                                  18,655,000       19,447,837
   Husky Oil Bonds, 8.9/11.1875%, 8/15/28 (a) (e)                                  20,000,000       21,451,740
   Northwest Pipeline Corp. Debentures, 6.625%, 12/01/07                            4,615,000        4,713,069
   Northwest Pipeline Corp. Senior Notes, 8.125%, 3/01/10                           1,000,000        1,060,000
   Parker Drilling Co. Senior Notes, Series B, 10.125%, 11/15/09                    4,394,000        4,542,298
   Parker Drilling Co. Senior Notes, 9.625%, 10/01/13                               2,500,000        2,790,625
   Parker Drilling Co. Senior Notes, FRN 9.16%, 9/01/10                            15,000,000       15,487,500
   Southern Natural Gas Notes, 8.875%, 3/15/10                                     10,762,000       11,501,511
   Southern Natural Gas Notes, 6.7%, 10/01/07                                       9,867,000        9,968,522
   Swift Energy Co. Senior Sub. Notes, 9.375%, 5/01/12 (a)                         18,000,000       19,350,000
   Williams Cos, Inc. Senior Debentures, 6.25%, 2/01/06                             2,400,000        2,400,000
                                                                                                --------------
                                                                                                   154,343,277

ENTERTAINMENT - 5.29%
   AMC Entertainment, Inc. Senior Sub. Notes, 9.875%, 2/01/12                      16,500,000       16,170,000
   AMC Entertainment, Inc. Senior Sub. Notes, 9.5%, 2/01/11                        12,296,000       12,096,190
   AMC Entertainment, Inc. Senior Sub. Notes, 8%, 3/01/14                          16,710,000       15,122,550
   Cinemark USA, Inc. Senior Discount Notes, 0/9.75%, 3/15/14 (b)                  34,000,000       25,160,000
                                                                                                --------------
                                                                                                    68,548,740

FINANCIAL SERVICES -- 0.14%
   Finova Group, Inc. Notes, 7.5%, 11/15/09                                         5,178,450        1,812,458

FOOD PROCESSING -- 3.65%
   Agrilink Foods, Inc. Senior Sub. Notes, 11.875%, 11/01/08                        3,419,000        3,487,380
   B&G Foods Senior Sub. Notes, 8%, 10/01/11                                        1,000,000        1,020,000
   Chiquita Brands Intl. Senior Notes, 7.5%, 11/01/14                               7,000,000        6,160,000
   Chiquita Brands Intl. Senior Notes, 8.875%, 12/01/15                            22,500,000       20,925,000
   Dean Foods Co. Senior Notes, 6.625%, 5/15/09 (a)                                13,032,000       13,276,350
   Mrs. Fields Brands Financing Notes, 9%, 3/15/11                                  3,500,000        2,450,000
                                                                                                --------------
                                                                                                    47,318,730

GAMING -- 11.33%
   Aztar Corp. Senior Sub. Notes, 9%, 8/15/11                                      10,000,000       10,587,500
   MGM Mirage, Inc. Senior Sub. Notes, 9.75%, 6/01/07 (a)                          37,857,000       39,891,814
   Park Place Entertainment Notes, 8.875%, 9/15/08 (a)                             26,000,000       28,112,500
   Trump Entertainment Resorts, Inc. Secured Notes, 8.5%, 6/01/15                  69,914,327       68,166,469
                                                                                                --------------
                                                                                                   146,758,283

GROCERY STORES / DISTRIBUTORS -- 1.04%


   Fleming Co., Inc. Senior Notes, 10.125%, 4/01/08 (f)                            15,000,000        1,800,000
   Fleming Co., Inc. Senior Notes, 9.25%, 6/15/10 (f)                               8,309,000          997,080
   Pathmark Stores, Inc. Senior Sub. Notes, 8.75%, 2/01/12                         11,500,000       10,738,125
                                                                                                --------------
                                                                                                    13,535,205

HEALTH CARE DIVERSIFIED -- 0.01%
   Global Health Sciences Co. Senior Notes, 11%, 5/01/08 (c) (f)                    5,000,000          100,000

HOTELS - 0.79%
   La Quinta Properties Senior Notes, 8.875%, 3/15/11                               9,390,000       10,199,888

INDEPENDENT POWER PRODUCER - 3.16%
   Calpine Corp. Senior Secured Notes, Series 144A, 8.5%, 7/15/10 (a)              27,000,000       22,140,000
   Calpine Corp. Senior Secured Notes, Series 144A, 8.75%, 7/15/13 (a)             23,000,000       18,860,000
                                                                                                --------------
                                                                                                    41,000,000

MACHINE / TOOLS - 0.43%
   Thermadyne Holdings Corp. Senior Sub. Notes, 9.25%, 2/01/14                      6,408,000        5,607,000

MARKETING / SALES - 0.46%
   Harry and David Operations Notes, 9%, 3/01/13                                    6,000,000        6,015,000

METALS & MINING -- 1.83%
   Holdco Senior Secured PIK Notes, 8%, 3/31/10 (c)                                   237,699          237,699
   Holdco Mortgage Notes, 10%, 3/31/11 (c)                                            833,332          833,332
   Kaiser Aluminum Chemical Corp. Senior Sub. Notes, 12.75%, 2/01/03 (f) (g)       46,230,000        2,195,925
   Kaiser Aluminum Chemical Corp. Senior Notes, Series B, 10.875%, 10/15/06 (f)    12,000,000       12,120,000
   Kaiser Aluminum Chemical Corp. Senior Notes, Series D, 10.875%, 10/15/06 (f)     1,500,000        1,515,000
   LTV Steel Co., Inc. Senior Notes, 8.2%, 9/15/07 (f)                              7,776,278            4,860
   LTV Steel Co., Inc. Senior Notes, 11.75%, 11/15/09 (f)                           7,286,184            4,554
   National Steel Corp. First Mortgage Notes, 8.375%, 8/01/06 (f)                     879,441           26,383
   Ormet Corp. Senior Secured, 11%, 8/15/08 (f)                                    15,000,000        6,787,500
                                                                                                --------------
                                                                                                    23,725,253

MISCELLANEOUS MANUFACTURING -- 0.49%
   Amtrol, Inc. Senior Sub. Notes, 10.625%, 12/31/06                                6,645,000        6,345,975

OIL / GAS EXPLORATION - 0.55%
   Newfield Exploration Co. Senior Notes, Series B, 7.45%, 10/15/07 (a)             7,000,000        7,175,000

PACKAGING & CONTAINER -- 9.05%
   Owens-Illinois, Inc. Senior Notes, 8.1%, 5/15/07 (a)                            30,000,000       30,675,000
   Owens-Illinois, Inc. Senior Notes, 7.35%, 5/15/08 (a)                           20,000,000       20,250,000
   Pliant Corp. Secured Senior Notes, 11.125%, 9/01/09                             25,000,000       22,250,000
   Pliant Corp. Secured PIK Notes, Series 144A, 11.625%, 6/15/09                   16,658,200       17,657,692

   Tekni-Plex, Inc. Senior Secured Notes, Series 144A, 8.75%, 11/15/13             27,500,000       24,200,000
   Tekni-Plex, Inc. Secured Notes, 10.875%, 8/15/12                                 2,000,000        2,180,000
                                                                                                --------------
                                                                                                   117,212,692

PAPER/FOREST PRODUCTS -- 0.02%
   American Tissue, Inc. Senior Secured Notes, Series B, 12.5%, 7/15/06 (f)        14,061,292          281,226
   Crown Paper Senior Sub. Notes, 11%, 9/01/05 (f) (g)                             14,950,000            1,495
                                                                                                --------------
                                                                                                       282,721

PHARMACEUTICALS / DRUGS - 1.78%
   Alpharma, Inc. Senior Notes, 8.625%, 5/01/11                                    21,205,000       23,033,931

PRODUCTS & MANUFACTURING -- 1.66%
   Motors and Gears, Inc. Senior Notes, Series D, 10.75%, 11/15/06                 22,410,000       21,513,600

PUBLISHING -- 2.17%
   Houghton Mifflin Co. Senior Notes, 8.25%, 2/01/11                               27,220,000       28,104,650

RETAIL FOOD CHAINS -- 0.82%
   American Restaurant Group Senior Notes, Series D, 11.5%, 11/01/06 (f)           15,886,000        8,578,440
   Denny's Corp. Holding, Inc., 10%, 10/01/12                                         455,000          461,825
   Planet Hollywood Secured Notes, 9%, 3/30/10 (c) (f)                                942,093          449,976
   Romacorp, Inc. Senior PIK Notes, 10.5%, 12/31/08 (c) (d)                         4,657,480        1,071,220
                                                                                                --------------
                                                                                                    10,561,461

TELECOMMUNICATIONS - 4.06%
   MCI, Inc. Senior Notes, 5.908%, 5/01/07                                         22,585,000       22,754,388
   Qwest Corp. Notes, 5.625%, 11/15/08 (a)                                         30,127,000       29,825,730
                                                                                                --------------
                                                                                                    52,580,118

TEXTILES - 0.00%
   West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/08 (f)                      11,750,000           29,375
   West Point Stevens, Inc. Senior Notes, 7.875%, 6/15/05 (f) (g)                  25,725,000            2,572
                                                                                                --------------
                                                                                                        31,947

   TOTAL CORPORATE BONDS & NOTES -- 100.66% (cost--$1,565,974,285)                              $1,304,388,548
                                                                                                --------------

FOREIGN BONDS


Name of issuer                                                                     Principal      Value
--------------                                                                    ----------   -----------
FOREIGN BONDS - 0.82%
   Republic of Argentina, Series Par, 1.33/5.25%, 12/31/38 (e)                    $8,481,129   $ 2,798,773
   Republic of Argentina, Series Discount, 8.28%, 12/31/33                         9,306,786     7,747,899
   Euro Stabilization Advances, 12/15/26                                    GBP      133,613        20,690
                                                                                               -----------
   TOTAL FOREIGN BONDS -- (cost--$11,176,548)                                                  $10,567,362
                                                                                               -----------

STOCKS

                                                                                  Number of
Name of issuer                                                                      Shares        Value
--------------                                                                    ---------   ------------
COMMON STOCK - 14.34%
   American Restaurant Group, Inc. (c) (h)                                           10,222   $    142,602
   Catalina Restaurant Group (c) (h)                                                276,475        276,475
   Chiquita Brands, Inc.                                                            143,848      2,878,398
   Chubb Corp.                                                                      222,360     21,713,454
   Continental Airlines, Class B (h)                                                    264          5,623
   Core-Mark Holding Co., Inc. (h)                                                  224,333      7,156,223
   Crunch Equity Holdings (d) (h)                                                    12,237     13,154,775
   Darling International, Inc. (h)                                                  745,530      2,959,754
   Denny's Corp. (h)                                                              1,002,966      4,041,953
   Dictaphone, Inc. (h)                                                             225,489      3,833,313
   General Chemical (c) (d) (h)                                                       1,077        565,425
   Haynes International, Inc. (h)                                                   685,714     17,999,993
   Holdco (c) (h)                                                                    23,000        218,500
   International Airline Support Group (h)                                          219,540          4,391
   JPMorgan Chase & Co.                                                             370,000     14,685,300
   Kronos Worldwide, Inc.                                                           270,700      7,853,007
   Lodgian, Inc. (h)                                                                171,356      1,838,650
   MAXXAM, Inc. (h)                                                                 200,000      7,010,000
   NL Industries                                                                    510,200      7,188,718
   Pathmark Stores (h)                                                            1,600,398     15,987,976
   The Penn Traffic Co. (h)                                                         164,352      2,506,368
   Pioneer America (h)                                                              167,500      5,019,975
   Planet Hollywood International, Inc. (c) (d) (h)                                   2,402             24
   Polymer Group, Inc., Class A (h)                                                 843,103     20,226,041
   Prandium (h)                                                                     869,935          8,699
   Safelite Glass Corp., Class B (c) (d) (h)                                        109,677        712,901
   Safelite Realty Corp. (c) (d)                                                      7,403        296,120
   Smurfit-Stone Container (h)                                                      257,142      3,643,702
   Sterling Chemical, Inc. (h)                                                      250,443      3,130,538
   Tokheim (d) (h)                                                                  180,224             54
   Trump Entertainment Resorts, Inc. (h)                                            318,531      6,412,029
   Viskase Cos., Inc. (d) (h)                                                     1,293,291      3,388,422
   WestPoint Stevens, Inc. (h)                                                    1,600,000            480
   Zions Bancorporation                                                             145,600     11,001,536
                                                                                              ------------
   TOTAL COMMON STOCKS -- (cost--$338,849,936)                                                $185,861,419
                                                                                              ------------

WARRANTS

                                                                                     Number of
Name of Issuer                                                                    Shares or Units      Value
--------------                                                                    ---------------   ----------
WARRANTS - 0.38%
   Republic of Argentina Warrants (h)                                                34,386,574     $1,788,102
   Core-Mark Holding Co., Inc. Warrants (c) (h)                                          48,142        781,345
   Dictaphone, Inc. Warrants (c) (h)                                                    203,566         23,430
   General Chemical A Warrants (c) (d) (h)                                                  622        230,404
   General Chemical B Warrants (c) (d) (h)                                                  461        113,743

   Key Energy Service Warrants (c) (h)                                                   15,000      2,004,915
   Safelite Glass Corp. A Warrants (c) (d) (h)                                          268,789              3
   Safelite Glass Corp. B Warrants (c) (d) (h)                                          179,192              2
   Sterling Chemical Warrants (c) (h)                                                    83,125            291
                                                                                                    ----------
   TOTAL WARRANTS -- (cost--$17,713,893)                                                            $4,942,235
                                                                                                    ----------

OTHER

                                                                                     Number of
Name of Issuer                                                                    Shares or Units       Value
--------------                                                                    ---------------   --------------
OTHER - 0.27%
   Trump Entertainment Resorts, Inc. (c) (h)                                          238,525       $    3,482,467
                                                                                                    --------------
   TOTAL OTHER -- (cost--$3,482,468)                                                                $    3,482,467
                                                                                                    --------------
   TOTAL INVESTMENTS -- 116.47% (cost--$1,937,197,130)                                               1,509,242,031
                                                                                                    --------------
   NET OTHER ASSETS - (16.47%)                                                                        (213,396,777)
                                                                                                    --------------
   NET ASSETS - 100%                                                                                $1,295,845,254
                                                                                                    ==============

(a) All or a portion of security has been pledged to collateralize short-term borrowings.

(b) Represents a zero coupon bond that converts to a fixed rate at a designated future date.
     The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(c) Security is valued at fair value as determined in good faith under consistently applied procedures approved by the Board of Trustees.

(d) All or a portion of security is restricted. The aggregate market value of restricted securities as of December 31, 2005 is $19,533,044, which represents 1.51% of total net assets. All of these securities are deemed to be liquid.

(e) Represents a step-up coupon bond that converts to a fixed rate at a designated future date. The date shown on the schedule of investments represents the maturity date of the security and not the date of coupon conversion.

(f)  Non-income producing security due to default or bankruptcy filing.

(g) Security is in principal default. As of date of this report, the bond holders are in discussion with the issuer to negotiate repayment terms of principal.

(h)  Non-income producing security.

     PIK   Payment in Kind
     GBP   Principal denoted in British Pounds Sterling
     FRN   Floating Rate Note

     Note: Each fiscal quarter-end the Trust is required to file a complete schedule of portfolio holdings with the Securities and Exchange Commission. The schedules of portfolio holdings for the second and fourth quarters appear in the semiannual and annual reports to shareholders. For the first and third quarters, the Trust files the schedules of portfolio holdings with the SEC on Form N-Q. The Trust makes the information on Forms N-Q available on its website at www.northeastinvestors.com or upon request.

     Shareholders may also access and review information and reports of the Trust, including Form N-Q, at the SEC's Public Reference Room in Washington, D.C. You can call the SEC at 1-202-942-8090 for information about the operation of the Public Reference Room. Reports and other information about the Trust are available on the SEC's internet site at http://www.sec.gov. and copies may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov or by writing the Public Reference Center of the Securities and Exchange Commission, Washington, D.C. 20549-0102. The Trust's reference number as a registrant under the Investment Company Act of 1940 is 811-576.

Item 2.  Controls and Procedures.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the
         Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


     Item 3.  Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 28, 2006


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 28, 2006




         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

(Registrant)      Northeast Investors Trust



By (Signature and Title)            /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal executive officer)

Date: February 28, 2006


By (Signature and Title)            /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)

Date: February 28, 2006




         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Bruce H. Monrad, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

	 b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and



5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 28, 2006             /s/ Bruce H. Monrad
                                    Bruce H. Monrad
                                    President
                                    (principal financial officer)







         Certification Pursuant to Rule 30a-2(a) under the 1940 Act and
                      Section 302 of the Sarbanes-Oxley Act

I, Gordon C. Barrett, certify that:

1. I have reviewed this report on Form N-Q of Northeast Investors Trust;

2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3. Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4. The registrant's other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:

         a) Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

         b) Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;


	 c) Evaluated the effectiveness of the registrant's disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

         d) Disclosed in this report any change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting; and

5. The registrant's other certifying officer(s) and I have disclosed to the registrant's auditors and the audit committee of the registrant's board of directors (or persons performing the equivalent functions):

         a) All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant's ability to record, process, summarize, and report financial information; and

         b) Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant's internal control over financial reporting.



Date: February 28, 2006             /s/ Gordon C. Barrett
                                    Gordon C. Barrett
                                    Treasurer
                                    (principal financial officer)